UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3456

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
STATEMENT OF INVESTMENTS
August 31, 2005 (Unaudited)

	Annualized
	Yield On
	Date of	Principal
U.S. Government Agencies - 96.4%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Banks, Consolidated
Systemwide Floating Rate Notes:
11/23/2005	3.56	110,000,000 [a]	110,001,364
2/14/2006	3.54	50,000,000 [a]	49,993,257
6/1/2006	3.54	100,000,000 [a]	100,000,000
1/22/2007	3.52	75,000,000 [a]	74,984,788

Federal Home Loan Banks,
Discount Notes:
9/1/2005	3.20	32,759,000	32,759,000
9/2/2005	3.18	50,000,000	49,995,611
9/2/2005	3.19	94,045,000	94,036,719
9/7/2005	3.22	50,000,000	49,973,417
9/9/2005	3.29	148,389,000	148,281,006
11/18/2005	3.67	44,724,000	44,371,277
11/23/2005	3.69	50,000,000	49,578,083
Floating Rate Notes:
10/5/2005	3.52	89,860,000 [a]	89,851,539
4/11/2006	3.56	100,000,000 [a]	99,963,489

Federal Home Loan Mortgage Corporation,
Discount Notes:
9/27/2005	3.37	50,000,000	49,879,389
11/1/2005	3.57	50,000,000	49,700,083
11/29/2005	3.71	25,000,000	24,772,865

Federal National Mortgage Association,
Discount Notes:
9/21/2005	3.34	50,000,000	49,908,056
10/5/2005	3.40	150,000,000	149,522,583
10/12/2005	3.50	92,149,000	91,783,783
11/14/2005	3.67	40,204,000	39,903,185

Total U.S. Government Agencies
(cost $1,449,259,494)			1,449,259,494

Repurchase Agreements - 3.8%

Goldman, Sachs & Co.
dated 8/31/2005, due 9/1/2005 in the amount
of $57,005,653 (fully collateralized by
$2,100,000 Federal Farm Credit Bank,
5.80%, due 3/19/2009, value $2,260,902,			57,000,000
$44,925,000 Federal Home Loan Bank,
2.30% - 6.045%, due 9/11/2006 - 7/24/2023,
value $44,941,575 and $10,770,000	Federal
Home Loan Mortage Corp., 3.70% - 6%
due 6/8/2007 - 9/3/2024, value $10,941,363)
(cost $57,000,000)	3.57	57,000,000	57,000,000

Total Investments (cost $1,506,259,494)		100.2%	1,506,259,494

Liabilities, Less Cash and Receivables		(.2%)	(2,754,104)

Net Assets		100.0%	1,503,505,390

a Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

GENERAL TREASURY PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
August 31, 2005

Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills--124.0%	Purchase (%)	Amount ($)	Value ($)

9/1/2005	2.94	14,451,000	14,451,000
9/8/2005	3.26	3,637,000	3,634,696
9/15/2005	3.23	2,895,000	2,891,375
9/22/2005	3.00	19,062,000	19,028,925
10/13/2005	3.03	7,000,000	6,975,500
10/20/2005	3.05	5,000,000	4,979,481
10/27/2005	3.38	8,000,000	7,958,311
12/1/2005	3.53	15,000,000	14,867,481

Total Investments (cost $74,786,769)		124.0%	74,786,769

Liabilities, Less Cash and Receivables		(24.0%)	(14,492,890)

Net Assets		100.0%	60,293,879

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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